CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total USD ($)	Promissory Note payable to Sorin Group USA USD ($)	Employees and Directors USD ($)	Other Parties USD ($)	Promissory Note payable to JP's Nevada Trust USD ($)	Series A Preferred Stock USD ($)	Series B Preferred Stock USD ($)	Series D Preferred Stock	Common Stock USD ($)	Additional Paid-in Capital USD ($)	Additional Paid-in Capital Promissory Note payable to Sorin Group USA USD ($)	Additional Paid-in Capital Employees and Directors USD ($)	Additional Paid-in Capital Other Parties USD ($)	Additional Paid-in Capital Promissory Note payable to JP's Nevada Trust USD ($)	Accumulated Deficit USD ($)
Beginning Balance at Dec. 31, 2009	$ 976,051					$ 10	$ 7		$ 3,727	$ 41,827,199					$ (40,854,892)
Beginning Balance (in shares) at Dec. 31, 2009						97,663	65,784		37,273,628
Series D Preferred stock and warrants issued pursuant to private placement completed in Second Quarter (in shares)								3,650
Series D Preferred stock and warrants issued pursuant to private placement completed in Second Quarter	3,227,124									3,227,124
Common stock issued upon conversion of Series D stock (in shares)								(335)	762,750
Common stock issued upon conversion of Series D stock									76	(76)
Dividends accrued on Series A, B and D stock	(275,068)									(275,068)
Dividends on Series D stock, paid in Common shares (in shares)									371,927
Dividends on Series D stock, paid in Common shares	189,500								37	189,463
Common stock issued upon exercise of August 2009 warrants (in shares)									274,251
Common stock issued upon exercise of August 2009 warrants	165,703								28	165,675
Adjustments of derivative liability for August 2009 warrants exercised and anti-dilutive issuances, net	165,573									165,573
Warrants issued pursuant to the Guaranty Agreements executed in connection with Promissory Note payable		655,260									655,260
Equity issued pursuant to offering completed (in shares)									3,727,677
Equity issued pursuant to offering completed	628,475								373	628,102
Common stock issued pursuant to equity purchase agreements executed in October 2010 (in shares)									1,693,510
Common stock issued pursuant to equity purchase agreements executed in October 2010	593,920								169	593,751
Stock-based compensation related to options and warrants issued for services rendered by -
Stock-based compensation related to options and warrants issued for services rendered			360,269	50,692								360,269	50,692
Net loss	(6,816,751)														(6,816,751)
Ending Balance at Dec. 31, 2010	(79,252)					10	7		4,410	47,587,964					(47,671,643)
Ending Balance (in shares) at Dec. 31, 2010						97,663	65,784	3,315	44,103,743
Common stock issued upon conversion of Series D stock (in shares)								(15)	34,153
Common stock issued upon conversion of Series D stock									4	(4)
Dividends accrued on Series A, B and D stock	(346,236)									(346,236)
Dividends on Series D stock, paid in Common shares (in shares)									714,126
Dividends on Series D stock, paid in Common shares	333,556								72	333,484
Common stock issued upon exercise of August 2009 warrants (in shares)									374,561
Common stock issued upon exercise of August 2009 warrants	191,026								37	190,989
Abatement of derivative liabilities for the August 2009 and October 2010 warrants pursuant to amendments of underlying agreements	1,434,322									1,434,322
Write off of deferred financing costs for the August 2009 and October 2010 warrants pursuant to amendments of underlying agreements	(136,543)									(136,543)
Warrants issued pursuant to the Guaranty Agreements executed in connection with Promissory Note payable					545,750									545,750
Equity issued pursuant to offering completed (in shares)									984,850
Equity issued pursuant to offering completed	325,000								98	324,902
Conversion of 12% Convertible Promissory Notes completed in Fourth Quarter 2011 (in shares)									1,200,000
Conversion of 12% Convertible Promissory Notes completed in Fourth Quarter 2011	769,965								120	769,845
Common stock issued pursuant to equity purchase agreements executed in October 2010 (in shares)									8,124,859
Common stock issued pursuant to equity purchase agreements executed in October 2010	3,449,330								813	3,448,517
Stock-based compensation related to options and warrants issued for services rendered by -
Stock-based compensation related to options and warrants issued for services rendered			241,174	64,006								241,174	64,006
Net loss	(3,510,515)														(3,510,515)
Ending Balance at Dec. 31, 2011	$ 3,281,583					$ 10	$ 7		$ 5,554	$ 54,458,170					$ (51,182,158)
Ending Balance (in shares) at Dec. 31, 2011						97,663	65,784	3,300	55,536,292